Consolidated Balance Sheets (USD $)	Nov. 30, 2013	Nov. 30, 2012
Current
Cash and cash equivalents	$ 760,586	$ 497,016
Accounts receivable (Note 4)	1,475,745	2,778
Investment tax credits	179,551	301,932
Prepaid expenses, sundry and other assets	312,533	137,449
	2,728,415	939,175
Deferred offering costs (Note 10)	419,777
Property and equipment, net (Note 5)	1,231,309	1,535,703
	4,379,501	2,474,878
Current
Accounts payable	810,381	512,360
Accrued liabilities (Note 6)	669,321	224,797
Employee costs payable (Note 8)	508,616	663,222
Current portion of capital lease obligations (Note 9)	43,264	51,524
Due to related parties (Note 7)	759,564	783,717
	2,791,146	2,235,620
Convertible debenture (Note 7)	2,105,406
Capital lease obligations (Note 9)		46,242
Warrant liabilities (Note 14)	5,438,022	1,960,893
	10,334,574	4,242,755
Authorized
Unlimited common shares without par value (in Shares)
Unlimited preference shares (in Shares)
Issued and outstanding
21,430,611 common shares (2012 - 17,906,937)	11,721,152	6,128,697
Additional paid-in capital (Note 19)	23,619,055	22,428,120
Accumulated other comprehensive loss	284,421	(240,010)
Accumulated deficit	(41,579,701)	(30,084,684)
	(5,955,073)	(1,767,877)
Contingencies (Note 16)
	$ 4,379,501	$ 2,474,878